Other Postretirement Employee Benefit Plans (Funded Status Of The Domestic Plans) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Fair value of plan assets			$ 2,911.1	$ 2,918.5
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$ 174.6	$ 193.4	193.4	221.4
Service cost	0.2	0.2	0.7	1.1
Interest cost	$ 1.3	$ 1.4	6.6	8.4
Amendments, curtailments and other			(6.5)	(3.6)
Actuarial gain			(5.0)	(22.7)
Acquisitions			0.0	5.0
Retiree contributions			3.2	3.6
Benefits paid			(17.8)	(19.8)
Benefit obligation at end of year			174.6	193.4
Change in plan assets:
Fair value of plan assets			0.0	0.0
Funded status			$ (174.6)	$ (193.4)